Financial Instruments and Derivatives - Equity Contract Risk (Details) - Equity price risk - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable percent	25.00%	25.00%
Equity
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible increase in risk variable, impact on pre-tax earnings	$ 4.7	$ 6.3
Possible decrease in risk variable, impact on pre-tax earnings	$ (4.7)	$ (6.3)